Time Deposits - Additioanal Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Time Deposits [Line Items]
Time Deposits, $100,000 or More	$ 16.7	$ 19.2